Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 13, 2019	Dec. 18, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	May 29, 2021	Mar. 29, 2021	Oct. 01, 2019
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)	$ 10.00					$ 10.00
Gross proceeds	$ 70,000,000
Maturity term	180 days
Transaction costs			$ 2,256,347			$ 2,256,347
Underwriting fees			1,811,250			1,811,250
Other offering costs			$ 445,097			445,097
Offering expense						$ 187,916
Fair market value percentage			80.00%			80.00%
Ownership percentage			50.00%			50.00%
Incurred net income			$ 930,716			$ 109,449
Working capital deficit						196,438
Cash used in operating activities			(71,320)	$ (225,774)	$ (84,321)	(353,141)
Cash held outside in trust account			64,655	302,968	528,742	135,975
Aggregate loan amount								$ 650,000
Non-cash gain from the change in fair value of warrant liabilities			(1,033,954)	$ (4,369,637)	$ 279,026	$ (45,071)
Working capital deficit			$ 301,675
Sponsor [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate loan amount							$ 650,000
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Public offering (in Shares)	7,000,000
Price per share (in Dollars per share)	$ 10.00		$ 1.00			$ 1.00
Private Placement One [Member]
Description of Organization and Business Operations (Details) [Line Items]
Public offering (in Shares)		1,050,000
Price per share (in Dollars per share)		$ 10.00
Sale of warrants (in Shares)		236,250
Public Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Redeem percentage						15.00%
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrants (in Shares)			2,811,250
Public Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Redeem percentage			15.00%
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)			$ 10.00			$ 10.00
Net tangible assets			$ 5,000,001			$ 5,000,001
Redeem percentage			100.00%			100.00%
Business combination, decription			The Company will have until September 13, 2021 (the “Combination Period”) to consummate a Business Combination. If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (less up to $100,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.			The Company will have until September 13, 2021 (the “Combination Period”) to consummate a Business Combination. If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (less up to $100,000 of interest to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds			$ 2,575,000			$ 2,575,000
Warrant [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrants (in Shares)						2,575,000
Warrant [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)	$ 10.00
Net proceeds deposited in trust account	$ 70,000,000
Warrant [Member] | Private Placement One [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds		$ 10,736,250
Net proceeds deposited in trust account		10,500,000
Aggregate proceeds held in the trust account		$ 80,500,000
Warrant [Member] | Private Placement [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)						$ 10.00
Warrant [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrants (in Shares)			2,575,000
Warrant [Member] | Private Warrants [Member] | Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)			$ 10.00
Warrant One [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)		$ 1.00